Deferred Charges:	12 Months Ended
Dec. 31, 2013
Deferred Finance Costs
Deferred Charges:
5. Deferred Charges:
The amounts in the accompanying consolidated balance sheets represent fees paid to the lenders in relation with the bank loans discussed in Note 6 and are analyzed as follows:

Amount
Balance, December 31, 2011 net of accumulated amortization of $529	$ 347
- Additions	1,975
- Write-offs	(105)
- Amortization	(485)
Balance, December 31, 2012 net of accumulated amortization of $675	$ 1,732
- Additions	970
- Write-offs	(528)
- Amortization	(522)
Balance, December 31, 2013 net of accumulated amortization of $629	$ 1,652

The amortization and write-off of financing costs is included in Interest and finance costs in the accompanying consolidated statements of income (Note 11).